THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON AUGUST 14, 2008 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT.

                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                               FORM 13F

                          FORM 13F Cover Page
Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC
Address:  1370 Avenue of the Americas
          New York, New York 10019

13F File Number:  028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Alan Rivera, Esq.
Title:  Chief Financial Officer and General Counsel
Phone:  (212) 586-4333


/s/ Alan Rivera         New York, New York          November 13, 2008
------------------     ----------------------    ----------------------
     [Signature]           [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     2

Form 13F Information Table Value Total:     $49,527
                                             (thousands)




List of Other Included Managers:


1. Name: MMI Investments, LP. 13F File Number: 028-12272

                                      FORM 13F INFORMATION TABLE
                    Title of    CUSIP       Value      SHRS OF   SH/ PUT/  Investment   Other   Voting Authority
Name of Issuer      Class       Number      (x1000)    PRN AMT   PRN CALL  Discretion   Mgrs   Sole  Shared None
CHEMED CORP NEW    Common       16359R103    37,569    1,026,183  Sh/       Sole        (1)    1,026,183
KAMAN CORP         Common       483548103    11,958      525,400  Sh/       Sole        (1)      525,400